Debt Obligations	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
Debt Obligations
(5)	Debt Obligations

Portfolio Term Financings

The following is a summary of portfolio term financings:

	As of March 31, 2013	As of December 31, 2012
	($ in thousands)
Securitization Debt:
Asset backed security obligations	$569,884	$677,118
Bank Term Financing:
Variable rate secured financing transactions for our finance receivable portfolio	319,322	347,360
Portfolio Term Residual Financing:
Variable rate financing facility secured by residual interests in finance receivables of certain warehouse facilities and securitization trusts	100,000	25,000

Total Portfolio Term Financings	$989,206	$1,049,478

Securitization debt

The following table provides a summary of securitization transactions with outstanding balances for each period presented:

	As of March 31, 2013				As of December 31, 2012
Transactions	Debt Balance	Gross Receivables Pledged	Cash Reserve	Interest Rate (1)	Debt Balance	Gross Receivables Pledged	Cash Reserve	Interest Rate (1)
	($ in thousands)				($ in thousands)
2010-1	$16,037	$40,958	$4,500	3.6%	$23,036	$55,525	$4,500	3.6%
2011-1	48,398	67,170	4,200	3.0%	60,335	84,198	4,200	3.0%
2011-2	69,436	84,419	4,500	2.9%	84,977	103,779	4,500	2.9%
2011-3	106,570	129,943	4,500	3.9%	130,347	159,068	4,500	3.9%
2012-1	145,443	188,752	4,500	3.5%	170,198	219,252	4,500	3.5%
2012-2	184,000	223,914	4,500	2.9%	208,225	251,409	4,500	2.9%

	$569,884	$735,156	$26,700		$677,118	$873,231	$26,700

(1)	These rates represent the original duration weighted average rates of the outstanding asset-backed securities.

Asset-backed securities outstanding are secured by underlying pools of finance receivables (collateral) and investments held in trust (cash reserve). Credit enhancement for the asset-backed securities consists of a cash reserve account, over collateralization, and subordination of certain classes of notes in each trust to more senior classes of notes in such trust. Asset-backed securities outstanding have interest payable monthly at the fixed rates represented in the table above. All outstanding securitizations were rated in tranches with credit ratings from AAA to BBB by S&P and DBRS.

Individual securitization trusts are not cross-collateralized or cross-defaulted. Additionally, we have the option to purchase the remaining loans in a trust when the remaining principal balances of the loans reach 10% of their original principal balance.

Bank term financing

Bank term financings are secured by underlying pools of finance receivables and a cash reserve account. At March 31, 2013 and December 31, 2012, our outstanding bank term financing with Wells Fargo Bank bears interest at LIBOR plus 2.00% (2.20% at both March 31, 2013 and December 31, 2012). This facility includes overcollateralization and a cash reserve similar to a securitization transaction, but consists of only one class of bonds and is unrated. At March 31, 2013 and December 31, 2012, $401.6 million and $443.9 million in receivables were pledged as collateral to this facility, respectively. At March 31, 2013 and December 31, 2012, $6.9 million was held as a cash reserve for this facility.

Portfolio term residual financing

The term residual facility with Santander Consumer USA Inc. (“Santander”) is secured by residual interests in our warehouse facilities and certain securitization trusts. The amounts outstanding under the facility bear interest at LIBOR + 3.50% or LIBOR + 6.00%, depending upon whether certain conditions are satisfied. This facility provides for funding through December 2019, with a term-out feature resulting in a final maturity of December 2020. At March 31, 2013, we were in compliance with all financial covenants of the facility. For the three months ended March 31, 2013, interest accrued at LIBOR + 3.50% (3.70% at March 31, 2013).

Portfolio warehouse facilities

The following is a summary of portfolio warehouse facilities:

	As of March 31, 2013
	Amount Drawn	Facility Amount	Stated Advance Rate	Collateral (1)	Interest Rate (2)	Expiration Date	Final Maturity
	($ in thousands)
Portfolio Warehouse Facilities:
Deutsche Bank Warehouse Facility	$48,100	$150,000	65%	111,641	2.45%	Dec 2014	Dec 2015
Wells Fargo Warehouse Facility	53,000	150,000	58%	119,858	2.45%	Dec 2013	Dec 2015
RBS Warehouse Facility (3)	43,900	125,000	65%	116,138	2.50%	Mar 2014	Mar 2015

Total Portfolio Warehouse Facilities	$145,000	$425,000

	As of December 31, 2012
	Amount Drawn	Facility Amount	Stated Advance Rate	Collateral (1)	Interest Rate (2)	Expiration Date	Final Maturity
	($ in thousands)
Portfolio Warehouse Facilities:
Deutsche Bank Warehouse Facility	$19,300	$150,000	65%	38,881	2.46%	Dec 2014	Dec 2015
Wells Fargo Warehouse Facility	23,000	150,000	58%	42,778	2.46%	Dec 2013	Dec 2015
RBS Warehouse Facility	14,900	125,000	53%	26,707	1.65%	Mar 2013	Mar 2014

Total Portfolio Warehouse Facilities	$57,200	$425,000

(1)	Collateral represents underlying pools of finance receivables pledged to each facility.
(2)	Interest rate at period end equal to contractual benchmark plus index.

Deutsche Bank Warehouse Facility

We have a revolving warehouse facility with Deutsche Bank AG, New York Branch (Deutsche Bank). The amounts outstanding under the facility bear interest at LIBOR plus 2.25%. At March 31, 2013, we were in compliance with all financial covenants of this facility.

Wells Fargo Warehouse Facility

We have a revolving warehouse facility with Wells Fargo Bank, N.A. (Wells Fargo). On March 15, 2013 we executed an amendment to permit contracts originated by GO Financial to be pledged as collateral. The amounts outstanding under the facility bear interest at LIBOR plus 2.25%. At March 31, 2013, we were in compliance with all financial covenants of this facility.

RBS Warehouse Facility

We have a revolving warehouse facility with The Royal Bank of Scotland plc (RBS). The amounts outstanding under the facility bear interest at LIBOR plus 2.25%. At March 31, 2013, we were in compliance with all financial covenants of this facility.

Senior secured notes payable

A summary of our 12.625% senior secured notes due 2017 (the “Senior Secured Notes”) payable follows:

	As of March 31, 2013	As of December 31, 2012
	($ in thousands)
Senior Secured Notes Payable	$193,392	$193,320
Senior Secured Notes Payable—Related Party	5,000	5,000

Total Senior Secured Notes Payable	$198,392	$198,320

In June 2010, we issued $200.0 million of the Senior Secured Notes. The notes were issued with an original issuance price of 98.854%, resulting in an effective yield of 12.875%. Interest on the Senior Secured Notes is payable semi- annually in arrears on June 15th and December 15th of each year. As of March 31, 2013, we were in compliance with all financial covenants of the Senior Secured Notes. At March 31, 2013 and December 31, 2012, the Senior Secured Notes are shown net of unamortized discount of $1.6 million and $1.7 million, respectively. In May 2013, we issued an additional $50.0 million of the Senior Secured Notes. See Note 12- Subsequent Events for further information.

Other secured notes payable

A summary of other secured notes payable follows:

	As of March 31, 2013
	Balance	Max Facility Capacity	Advance Rate	Interest Rate (1)	Expiration Date
	($ in thousands)
Other Secured Notes Payable
Revolving Inventory Facility	$111,321	$130,000	85%	3.75%	Nov 2014
Mortgage Note Payable	12,397	n/a	n/a	5.87%	Mar 2017
Real Estate Facility	11,269	25,000	70%	4.20%	Oct 2020
Equipment Note Payable	1,681	n/a	n/a	4.75%	Apr 2013

Total Other Secured Notes Payable	$136,668	$155,000

	As of December 31, 2012
	Balance	Max Facility Capacity		Advance Rate		Interest Rate (1)	Expiration Date
	($ in thousands)
Other Secured Notes Payable
Revolving Inventory Facility	$91,320	$140,000	(3)	85	%(2)	3.75%	Nov 2014
Mortgage Note Payable	12,454	n/a		n/a		5.87%	Mar 2017
Real Estate Facility	11,733	25,000		70%		4.21%	Oct 2020
Equipment Note Payable	1,774	n/a		n/a		4.75%	Apr 2013

Total Other Secured Notes Payable	$117,281	$165,000

(1)	Interest rate at period end equal to contractual benchmark plus index.
(2)	Advance rate is based on qualifying vehicle cost and is secured by our entire inventory.
(3)	Inclusive of a $10.0 million seasonal increase in the months of November through the end of January.

Revolving inventory facility

We have a revolving inventory line with Wells Fargo, Santander and Manheim Automotive Financial Services, Inc. The interest rate on the facility is based on the Daily One Month Libor rate plus 3.5%. At March 31, 2013, we were in compliance with all financial covenants of this facility.

Mortgage note payable

We have a mortgage note payable which is secured by our operations call center building in Mesa, Arizona (a commercial property). Terms of the note agreement provide for monthly principal and interest payments with a final balloon payment. At March 31, 2013, we were in compliance with all financial covenants of this loan.

Real estate facility

We have a seven year fully amortizing real estate facility with Wells Fargo. The amounts outstanding under the facility bear interest at LIBOR plus 4.0%. At March 31, 2013, we were in compliance with all financial covenants of this facility, and the line was collateralized by nine properties.

Equipment note payable

We have an equipment note payable, which is secured by an aircraft and bears interest at the Prime rate plus 1.5%. In April 2013, we executed an amendment to the note, which extended the maturity date to April 2015 and lowered the interest rate to Prime plus 1.0%. Terms of the note agreement provide for monthly principal and interest payments with a final balloon payment. At March 31, 2013, we were in compliance with all financial covenants of this loan.

(8) Debt Obligations

Portfolio Term Financings

The following is a summary of portfolio term financings:

	December 31,
	2012	2011
	($ in thousands)
Securitization Debt:
Asset Backed Security obligations issued pursuant to the Company’s securitizations	$677,118	$679,031
Bank Term Financing:
Secured financing transactions for our finance receivable portfolio	347,360	3,603
Portfolio Term Residual Financing:
Fixed rate financing facility secured by residual interests in finance receivables of warehouse facilities	25,000	100,000

Total Portfolio Term Financings	$1,049,478	$782,634

Securitization debt

The following table is a summary of securitization transactions with outstanding balances for each period presented:

	Original Debt Amount	As of December 31, 2012				As of December 31, 2011
Transactions		Debt Balance	Gross Receivables Pledged	Cash Reserve	Interest Rate (1)	Debt Balance	Gross Receivables Pledged	Cash Reserve	Interest Rate (1)
		($ in thousands)				($ in thousands)
2009-1	$192,600	$—	$—	$—	5.3%	$54,451	$78,264	$1,500	5.3%
2010-1	228,000	23,036	55,525	4,500	3.6%	87,362	138,858	4,499	3.6%
2011-1	214,181	60,335	84,198	4,200	3.0%	125,711	177,253	4,200	3.0%
2011-2	246,880	84,977	103,779	4,500	2.9%	176,163	213,542	4,500	2.9%
2011-3	246,886	130,347	159,068	4,500	3.9%	235,344	283,447	4,500	3.9%
2012-1	235,046	170,198	219,252	4,500	3.5%	—	—	—
2012-2	247,200	208,225	251,409	4,500	2.9%	—	—	—

		$677,118	$873,231	$26,700		$679,031	$891,364	$19,199

(1)	These rates represent the original duration weighted average rates of the outstanding asset-backed securities.

Asset-backed securities outstanding are secured by underlying pools of finance receivables (collateral) and investments held in trust (cash reserve). Asset-backed securities outstanding have interest payable monthly at fixed rates. These rates represent the original duration weighted average rates of the outstanding asset-backed securities. Credit enhancement for the asset-backed securities consists of a reserve account, over collateralization, and subordination of certain classes of notes in each trust to more senior classes of notes in such trust. Over collateralization represents finance receivable principal balance in excess of the face value of asset-backed securities issued. Cash reserves are funded with proceeds from the sale of asset-backed securities and through cash collections. Asset-backed securities outstanding have interest payable monthly at the fixed rates represented in the table above. The 2012-2, 2012-1, 2011-3, 2011-2, 2011-1 and 2010-1 securitizations were rated in tranches with credit ratings from AAA to BBB by S&P and DBRS, and the 2009-1 securitization was rated in tranches with credit ratings from AAA to A by DBRS.

Individual securitization trusts are not cross-collateralized or cross-defaulted. Additionally, we have the option to purchase the remaining loans in a trust when the remaining principal balances of the loans reach 10% of their original principal balance.

Portfolio term residual financing

At December 31, 2012, our term residual facility with Santander Consumer USA Inc. (“Santander”) was secured primarily by residual interests in our warehouse facilities. We amended the terms on this facility on December 31, 2012 to extend the term through December 31, 2019, reduce the interest rate, and allow for GO Financial collateral to be included as eligible borrowing base on the facility provided the collateral is approved to be eligible in our warehouse facilities. The interest rate on this facility changed from 8.62% to LIBOR + 3.50% or LIBOR + 6.00%, depending upon whether certain conditions are satisfied. We borrowed the remaining $75.0 million available on this facility on January 4, 2013.

Bank term financings

Bank term financings are secured by underlying pools of finance receivables and in certain cases, a cash reserve account. In November 2012, we executed a $350 million bank term financing with Wells Fargo bearing interest at LIBOR plus 2.0% (2.20% at December 31, 2012). This facility includes overcollateralization and a cash reserve similar to a securitization transaction, but consists of only one class of bonds and is unrated. At December 31, 2011, interest rates on our outstanding bank term financings were at a fixed rate of 8.0%. The net advance rate on the receivables ranged from 55.9% to 67.1% of the principal balance for transactions outstanding at December 31, 2011.

Portfolio warehouse facilities

The following is a summary of portfolio warehouse facilities:

	As of December 31, 2012
	Amount Drawn	Facility Amount	Stated Advance Rate	Collateral (1)	Interest Rate (2)	Expiration Date	Final Maturity
	($ in thousands)
Portfolio Warehouse Facilities:
Deutsche Bank Warehouse Facility	$19,300	$150,000	65%	38,881	2.46%	12/31/2014	12/31/2015
Wells Fargo Warehouse Facility	23,000	150,000	58%	42,778	2.46%	12/31/2013	12/31/2015
RBS Warehouse Facility (3)	14,900	125,000	53%	26,707	1.65%	3/14/2013	3/14/2014
UBS Warehouse Facility	—	—

Total Portfolio Warehouse Facilities	$57,200	$425,000

	As of December 31, 2011
	Amount Drawn	Facility Amount	Stated Advance Rate	Collateral (1)	Interest Rate (2)	Expiration Date	Final Maturity
	($ in thousands)
Portfolio Warehouse Facilities:
Deutsche Bank Warehouse Facility	$39,000	$150,000	58%	110,000	2.54%	12/31/2012	12/31/2013
Wells Fargo Warehouse Facility	40,000	150,000	58%	78,500	2.53%	12/31/2013	12/31/2015
RBS Warehouse Facility	30,600	125,000	53%	100,400	1.88%	5/31/2012	5/31/2013
UBS Warehouse Facility	31,792	125,000	60%	105,500	2.18%	8/31/2012	8/31/2013

Total Portfolio Warehouse Facilities	$141,392	$550,000

(1)	Collateral represents underlying pools of finance receivables pledged to each facility.
(2)	Interest rate at period end equal to contractual benchmark plus index.
(3)	Facility was renewed in March 2013. See Note 16—“Subsequent Events” for information on renewal of this facility.

Deutsche Bank Warehouse Facility

We have a revolving warehouse facility with Deutsche Bank AG, New York Branch (“Deutsche Bank”). On December 21, 2012 we executed amendment No. 2 on this facility to extend the term of the facility through December 21, 2014. The amounts outstanding under the facility bear interest at LIBOR plus 2.25% as of December 31, 2012 and 2011. At December 31, 2012, we were in compliance with all financial covenants of this facility.

Wells Fargo Warehouse Facility

We have a revolving warehouse facility with Wells Fargo Bank, N.A. (“Wells Fargo”). The amounts outstanding under the facility bear interest at LIBOR plus 2.25% as of December 31, 2012 and 2011. At December 31, 2012, we were in compliance with all financial covenants of this facility.

RBS Warehouse Facility

We have a revolving warehouse facility with The Royal Bank of Scotland PLC (“RBS”). The amounts outstanding under the facility bear interest at LIBOR plus 1.4% and 1.5% as of December 31, 2012 and 2011, respectively. At December 31, 2012, we were in compliance with all financial covenants of this facility.

In March 2013, we renewed and extended this facility with RBS. See Note 16—“Subsequent Events” for further information.

UBS Warehouse Facility

We had a revolving warehouse facility with UBS Real Estate Securities Inc., which expired and we paid off in August 2012. Prior to expiration, amounts outstanding under the facility bore interest at LIBOR plus 1.90%.

Collateral

The finance receivables pledged as collateral to each of the warehouse facilities is established for the benefit of the note holders, and the respective carrying amounts of the finance receivables pledged as collateral are disclosed above. These facilities contain a borrowing base which requires us to pledge finance receivables in excess of the amounts which we can borrow under the facilities. The aggregate balance of finance receivables are presented on our consolidated balance sheets included herein, and we do not separately classify those assets serving as collateral since the creditors in each of the warehouse facilities do not have the right to sell or re-pledge the collateral, except in certain cases upon an event of default.

Warehouse Facility Structure

We formed individual limited liability companies that serve as the sole borrowers under our existing portfolio warehouse facilities, our portfolio term residual financing and our portfolio term financing. Each of these LLCs is an SPE established specifically for the purpose of the applicable lending relationship, with assets and liabilities distinct from the remainder of DTAG and DTAC. We have determined these SPE’s are VIE’s with DTAC as the primary beneficiary. These facilities do not contain mark-to-market clauses that would otherwise enable the lenders to reduce advance rates based on market conditions, limit recourse of the respective facility amounts, and limit the lenders’ ability to sell or otherwise dispose of the underlying collateral upon certain termination events. In addition, on the termination date of the facilities, (i) failure to pay amounts outstanding at termination do not immediately give rise to the applicable lender’s right to foreclose on the applicable collateral, (ii) all collections on the contracts collateralizing these facilities would be used to pay down the facility until they are paid in full, and (iii) we would continue to service the contracts that are pledged under the facility, for which we would receive an annualized service fee of up to 7.0%.

The SPE related to our term residual facility with Santander has entered into a demand note with DTAC. The demand note is guaranteed by DTAG. Prior to the termination date under the term residual facility, under certain circumstances, the lender can require DTAC to fund the demand note, and apply the proceeds to pay down the facility with the SPE. After the termination date, the lender can require DTAC to fund the demand note, at its sole discretion, and apply the proceeds to pay down the facility with the SPE if, and only if, any of the following occurs: (i) the termination date occurs as a result of an Event of Termination (as defined in the agreement), (ii) the SPE fails to maintain borrowing base compliance after the termination date, (iii) an Event of Termination occurs after the termination date and is continuing.

Senior secured notes payable

A summary of Senior Secured Notes payable follows:

	December 31,
	2012	2011
	($ in thousands)
Senior Secured Notes Payable	$193,320	$198,058
Senior Secured Notes Payable—Related Party	5,000	—

Total Senior Secured Notes Payable	$198,320	$198,058

In June 2010, DTAG and DTAC jointly issued $200.0 million of Senior Secured Notes. The notes were issued with an original issuance price of 98.854%, resulting in an effective yield of 12.875%. Interest on the Senior Secured Notes is payable semi-annually in arrears on each June 15th and December 15th. In August 2012, Verde Investments, Inc. (“Verde”) purchased $5.0 million of the Senior Secured Notes on the open market, at a purchase price of 111.0%. Subsequent to this transaction, Mr. Fidel purchased $0.5 million of the notes from Verde at an identical purchase price.

At both December 31, 2012 and December 31, 2011, the Senior Secured Notes are shown net of unamortized discount of $1.7 million and $1.9 million, respectively.

Guarantees

The Senior Secured Notes are unconditionally guaranteed by certain of our existing and future domestic restricted subsidiaries. The guarantees rank senior in right of payment to all existing and future subordinated indebtedness of these subsidiaries and equal in right of payment with all existing and future senior indebtedness of these subsidiaries.

Security

The collateral for the Senior Secured Notes consists of a (i) first lien on (a) finance receivables held by the issuers, (b) equity interests held by certain of DTAC’s wholly owned subsidiaries (“Pledged SPSs”), and (c) residual property rights in finance receivables securing other financings, in each case subject to certain exceptions, and a (ii) second lien, behind one or more secured credit facilities, on inventory owned by certain guarantors. If, following a payment default under the exchanges notes, the holders of Senior Secured Notes exercise their rights under the pledge agreement with respect to the Pledged SPSs, a third-party paying agent will direct all cash flows from the Pledged SPSs to their respective defined sets of creditors, with the residual to be paid to the collateral agent for the Senior Secured Notes. Therefore, a first-priority lien on the equity interests of the Pledged SPSs is effectively a second-priority lien on the underlying collateral held by such Pledged SPSs.

Maintenance covenants

We are required to comply with certain maintenance covenants relating to minimum net worth and minimum collateral coverage. As of December 31, 2012, we were in compliance with such covenants.

Other secured notes payable

A summary of other secured notes payable follows:

	As of December 31, 2012
	Balance	Max Facility Capacity		Advance Rate		Interest Rate (1)	Expiration Date
	($ in thousands)
Other Secured Notes Payable
Revolving Inventory Facility	$91,320	$140,000	(3)	85	%(2)	3.75%	11/30/2014
Mortgage Note Payable	12,454	n/a		n/a		5.87%	03/31/2017
Real Estate Facility	11,733	25,000		70%		4.21%	10/24/2020
Equipment Note Payable	1,774	n/a		n/a		4.75%	04/30/2013

Total Other Secured Notes Payable	$117,281	$165,000

	As of December 31, 2011
	Balance	Max Facility Capacity		Advance Rate		Interest Rate (1)	Expiration Date
	($ in thousands)
Other Secured Notes Payable
Revolving Inventory Facility	$84,500	$140,000	(3)	85	%(2)	3.88%	11/30/2014
Mortgage Note Payable	12,661	n/a		n/a		5.87%	03/31/2017
Equipment Note Payable	2,135	n/a		n/a		4.75%	04/30/2013

Total Other Secured Notes Payable	$99,296	$140,000

(1)	Interest rate at period end equal to contractual benchmark plus index.
(2)	Advance rate is based on qualifying vehicle cost and is secured by our entire inventory.
(3)	Inclusive of a $10.0 million seasonal increase in the months of November through the end of January.

Revolving inventory facility

We have a revolving inventory line with Wells Fargo, Santander and Manheim Automotive Financial Services, Inc. The facility has an advance rate of 85% of qualifying vehicle costs and is secured by our entire vehicle inventory. The interest rate on the facility is based on the Daily One Month LIBOR rate plus 3.5%. At December 31, 2012, we were in compliance with all financial covenants of this facility.

Mortgage note payable

We have a mortgage note payable which is secured by our operations call center building in Mesa, Arizona (a commercial property). Terms of the note agreement provide for monthly principal and interest payments with a final balloon payment. At December 31, 2012, we were in compliance with all financial covenants of this loan.

Real estate facility

We have a seven year fully amortizing real estate facility with Wells Fargo. The amounts outstanding under the facility bear interest at LIBOR plus 4.0% as of December 31, 2012. At December 31, 2012, we were in compliance with all financial covenants of this facility, and the line was collateralized by nine properties.

Equipment note payable

We have an equipment note payable, which is secured by an aircraft and bears interest at the Prime rate plus 1.5%. Terms of the note agreement provide for monthly principal and interest payments with a final balloon payment. At December 31, 2012, we were in compliance with all financial covenants of this loan.

Future minimum principal payments

The following table represents the future minimum principal payments required under our debt obligations and capital leases as of December 31, 2012:

	As of December 31, 2012
	Payments by Period
	($ in thousands)
	Total	Less than 1 Year (3)	Year 2	Year 3	Year 4	Year 5	More than 5 Years
Securitizations & Bank Term Financing (1)	$1,024,478	$490,919	$285,582	$158,197	$89,780	$—	$—
Portfolio warehouse facilities (2)	57,200	32,350	24,850	—	—	—	—
Portfolio Term Residual Financing	25,000	—	—	—	—	—	25,000
Senior Secured Notes	198,320	—	—	—	—	198,320	—
Inventory facility	91,321	—	91,321	—	—	—	—
Real estate mortgage loan	12,454	223	236	251	264	11,480	—
Real estate facility	11,733	448	687	1,045	1,669	2,960	4,924
Equipment note, secured by an aircraft	1,774	1,774	—	—	—	—	—
Capital lease obligations	2,275	1,205	929	141	—	—	—

Total (4)	$1,424,555	$526,919	$403,605	$159,634	$91,713	$212,760	$29,924

(1)

Securitization obligations and bank term financing agreements do not have a contractual termination date. Therefore, all collections on the contracts collateralizing the securities are used to repay the asset-backed security holders based on an expected duration of the securities.

(2)

On the termination date of the facilities, amounts outstanding at termination are not due and payable immediately. All collections on the contracts collateralizing these facilities are used to pay down the facilities until they are paid in full because these facilities contain term-out features.

(3)	Generally and historically, we renewed or replaced facilities expiring in less than one year.
(4)	Total contractual obligations exclude future interest payment obligations.